Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Hercules Container Carrier S.A. (M/V Aristotelis)
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)
Gain from bargain purchase	$8,707

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

Pro Forma Financial Information (Table Text Block)
For the six months period ended June 30, 2013
Total revenues	$81,957
Partnership's net income	$64,424
Partnership's net income available to preferred unit holders	$10,540
General Partner's interest in Partnership's net income	$1,078
Common unit holders interest in Partnership's net income	$52,806
Pro-forma weighted average of Partnership's common units outstanding - basic	68,385,001
Net income per common unit basic	$0.76
Pro-forma weighted average of Partnership's common units outstanding - diluted	89,980,394
Net income per common unit diluted	$0.71

Iason Container Carrier S.A. (M/V Attalos)
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)
Gain from bargain purchase	$8,768

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years